Stockbased Compensation Expense (Tables)	12 Months Ended
Dec. 31, 2012
Stock-based Compensation Expense Disclosure [Abstract]
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]

       The components of pre-tax stock-based compensation expense are as follows:

(In millions)	2012	2011	2010

Stock Option Awards	$39.3	$49.4	$48.6
Restricted Share/Unit Awards	38.9	30.6	33.0

Total Stock-based Compensation Expense	$78.2	$80.0	$81.6

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]

	Stock-based compensation expense is included in the accompanying statement of income as follows:

(In millions)	2012	2011	2010

Cost of Revenues	$5.4	$5.7	$5.8
Selling, General and Administrative Expenses	70.7	72.4	74.0
Research and Development Expenses	2.1	1.9	1.8

Total Stock-based Compensation Expense	$78.2	$80.0	$81.6

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

       The weighted average assumptions used in the Black-Scholes option pricing model are as follows:

	2012	2011	2010

Expected Stock Price Volatility	34%	33%	32%
Risk Free Interest Rate	0.8%	1.7%	2.0%
Expected Life of Options (years)	4.5	4.1	4.1
Expected Annual Dividend	0.9%	0.0%	0.0%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

       A summary of option activity as of December 31, 2012 and changes during the three years then ended is presented below:

	Shares (in millions)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (a) (in millions)

Outstanding at December 31, 2009	19.9	$39.39
Granted	4.3	49.61
Exercised	(2.4)	31.96
Canceled / Expired	(0.8)	44.55

Outstanding at December 31, 2010	21.0	42.15
Granted	3.7	54.74
Exercised	(4.1)	38.46
Canceled / Expired	(1.0)	48.11

Outstanding at December 31, 2011	19.6	45.00
Granted	2.9	57.17
Exercised	(6.4)	39.77
Canceled / Expired	(0.8)	52.55

Outstanding at December 31, 2012	15.3	49.07	4.2

Vested and Unvested Expected to Vest at
December 31, 2012	14.8	48.84	4.1	$220.6

Exercisable at December 31, 2012	8.0	44.58	3.0	$153.1

(a)       Market price per share on December 31, 2012 was $63.78. The intrinsic value is zero for options with exercise prices above the market price.

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
	Shares (in millions)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (a) (in millions)

Outstanding at December 31, 2009	19.9	$39.39
Granted	4.3	49.61
Exercised	(2.4)	31.96
Canceled / Expired	(0.8)	44.55

Outstanding at December 31, 2010	21.0	42.15
Granted	3.7	54.74
Exercised	(4.1)	38.46
Canceled / Expired	(1.0)	48.11

Outstanding at December 31, 2011	19.6	45.00
Granted	2.9	57.17
Exercised	(6.4)	39.77
Canceled / Expired	(0.8)	52.55

Outstanding at December 31, 2012	15.3	49.07	4.2

Vested and Unvested Expected to Vest at
December 31, 2012	14.8	48.84	4.1	$220.6

Exercisable at December 31, 2012	8.0	44.58	3.0	$153.1

Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]

       A summary of the status of the company's restricted shares/units as of December 31, 2012 and changes during the three years then ended are presented below:

	Shares (in thousands)	Weighted Average Grant-Date Fair Value

Unvested at December 31, 2009	1,671	$41.99
Granted	704	49.43
Vested	(499)	42.00
Forfeited	(92)	39.56

Unvested at December 31, 2010	1,784	45.05
Granted	572	54.96
Vested	(504)	42.14
Forfeited	(104)	48.03

Unvested at December 31, 2011	1,748	48.96
Granted	1,014	57.12
Vested	(520)	44.25
Forfeited	(191)	51.92

Unvested at December 31, 2012	2,051	53.91